Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Earnings Per Share

27. Earnings Per Share

(i)	Basic earnings per share

Basic earnings per share is calculated by dividing the net income attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the year. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic earnings per share.

	Year Ended December 31,
	2025	2024	2023
Weighted average number of outstanding ordinary shares in issue	858,276,608	855,351,683	849,654,296
Net income attributable to the Company (US$’000)	456,909	37,729	100,780
Basic earnings per share attributable to the Company (US$ per share)	0.53	0.04	0.12

(ii)	Diluted earnings per share

Diluted earnings per share is calculated by dividing net income attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the year. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share options and LTIP awards issued by the Company using the treasury stock method.

	Year Ended December 31,
	2025	2024	2023
Weighted average number of outstanding ordinary shares in issue	858,276,608	855,351,683	849,654,296
Effect of share options and LTIP awards	14,614,512	17,477,446	19,542,052
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,891,120	872,829,129	869,196,348
Net income attributable to the Company (US$’000)	456,909	37,729	100,780
Diluted earnings per share attributable to the Company (US$ per share)	0.52	0.04	0.12